Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter
Ended: September 28, 2001
Check here if Amendment [x]; Amendment
Number: 23
This Amendment (Check only one):
[x] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name: Corbyn Investment Management, Inc.
Address: Suite 108 2330 W. Joppa Rd.
Lutherville, MD 21093
13F File Number: 28-4242

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: Karla K. Moore
Title: Corporate Secretary
Phone: 410-832-5500
Signature, Place and Date of Signing:
Karla K. Moore Lutherville, MD October 25, 2001





Report Type (Check only one):
[X] 13F Holdings Report.

[ ] 13F Notice.

[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.




Form 13F Summary Page

Report Summary:

Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
49
Form 13F Information Table Value Total:
$109,885

List of Other Included Managers:
NONE







Name of Issuer       Title
                     of
                     Class        CUSIP       Value    Shrs or    SH/PRN  Put/  Investment  Other     Voting  Authority
                                                       Prn Amt            Call  Discretion  Managers  Sole  Shared None


Airgas Inc.             Com        009363102     453     34,100      SH          SOLE                 34,100
Arch Cap Group          Com        03937L105   1,248     74,500      SH          SOLE                 74,500
Baker Michael Corp      Com        057149106   2,785    227,137      SH          SOLE                227,137
Bostonfed Bancorp       Com        101178101     607     26,632      SH          SOLE                 26,632
Burlington Res Inc.     Com        122014103   1,014     29,640      SH          SOLE                 29,640
CMS Energy              Com        125896100   4,672    233,578      SH          SOLE                233,578
Carrollton Bancorp      Com        145282109     253     20,800      SH          SOLE                 20,800
Cendant Corp            Com        151313103     266     20,750      SH          SOLE                 20,750
Center Tr Inc           Com        151845104     129     33,400      SH          SOLE                 33,400
Chesapeake Utilities    Com        165303108     227     12,375      SH          SOLE                 12,375
Comcast                CLASPL      200300200   3,107     86,630      SH          SOLE                 86,630
EOG Res Inc.            Com        26875P101   1,347     46,565      SH          SOLE                 46,565
El Paso Energy          Com        28336L109     291      7,000      SH          SOLE                  7,000
Emerson Elec Co.        Com        291011104   1,754     37,280      SH          SOLE                 37,280
Insituform Tech         CLA        457667103     938     55,000      SH          SOLE                 55,000
John Hancock Bk      SHBENINT      409735107   2,418    295,600      SH          SOLE                295,600
Kinder Morgan           Com        49455P101   3,004     61,045      SH          SOLE                 61,045
Louis Dreyfus Nat Gas   Com        546011107   2,281     58,625      SH          SOLE                 58,625
Maverick Tube           Com        577914104     136     15,000      SH          SOLE                 15,000
Middleby                Com        596278101   1,834    356,075      SH          SOLE                356,075
NS Group                Com        628916108     136     20,000      SH          SOLE                 20,000
NUI                     Com        629431107   4,785    234,212      SH          SOLE                234,212
Nicor Inc.              Com        654086107   3,798     98,008      SH          SOLE                 98,008
NiSource Inc.           Com        65473P105   3,448    147,925      SH          SOLE                147,925
PartnerRe Holdings      Com        G6852T105   5,811    123,374      SH          SOLE                123,374
PFF Bancorp             Com        69331W104   1,201     43,655      SH          SOLE                 43,655
Pentair                 Com        709631105     308     10,000      SH          SOLE                 10,000
Piedmont Natural Gas    Com        720186105   3,127    100,430      SH          SOLE                100,430
Provident Bankshares    Com        743859100     207     10,000      SH          SOLE                 10,000
Quanta Svcs             Com        74762E102   4,008    281,275      SH          SOLE                281,275
SunTrust Bks            Com        867914103   3,130     46,995      SH          SOLE                 46,995
Speedfam IPEC           Com        847705100      52     47,400      SH          SOLE                 47,400
Technitrol              Com        878555101     481     21,550      SH          SOLE                 21,550
UnumProvident Corp      Com        91529Y106   3,857    152,750      SH          SOLE                152,750
Utilicorp Utd           Com        918005109     280     10,000      SH          SOLE                 10,000
Vishay InterTech        Com        928298108     258     14,000      SH          SOLE                 14,000
Washington Mutual       Com        939322103   4,047    105,165      SH          SOLE                105,165
Waste Holdings          Com        941057101     387     62,900      SH          SOLE                 62,900
Adaptec 4.75% '04       SBNTCV     00651FAC2   5,203  5,807,000      PRN         SOLE              5,807,000
Ciena Corp. 3.75% '08   NTCONV     171779AA9   4,192  7,030,000      PRN         SOLE              7,030,000
Getty Images 5% '07  SUBNTCONV     374276AE3     365    500,000      PRN         SOLE                500,000
Healthsouth 3.25% '03   SBDBCV     421924AF8   3,842  4,076,000      PRN         SOLE              4,076,000
ONI Systems 5% '05     SUBNTCV     68273FAA1   5,985  9,626,000      PRN         SOLE              9,626,000
Quanta Svcs 4% '07   SUBNTCONV     74762EAA0   5,340  8,140,000      PRN         SOLE              8,140,000
RadiSys Corp 5.5% 07   SUBNTCV     750459AB5   2,760  4,361,000      PRN         SOLE              4,361,000
Transamerica 10%'03   SBDBCONV     89351VAA7     344    345,000      PRN         SOLE                345,000
TranSwitch 4.5% '05     NTCONV     894065AB7   5,531  7,971,000      PRN         SOLE              7,971,000
Vitesse Semi 4% '05    SBDEBCV     928497AB2   3,101  3,990,000      PRN         SOLE              3,990,000
Waste Mgmt 4% 02      SUBNTCONV    94106LAA7   5,137  5,156,000      PRN         SOLE              5,156,000